PROPERTY AND EQUIPMENT, NET (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2019 USD ($)
PROPERTY AND EQUIPMENT, NET
Total	₽ 98,967.0		₽ 81,448.0		$ 1,255.0
Less: accumulated depreciation	(51,111.0)		(41,708.0)		(648.1)
Total property and equipment, net	47,856.0		39,740.0		606.9
Depreciation expenses related to property and equipment	12,164.0	$ 154.3	9,833.0	₽ 9,131.0
Servers and network equipment
PROPERTY AND EQUIPMENT, NET
Total	59,409.0		49,570.0		753.3
Infrastructure systems
PROPERTY AND EQUIPMENT, NET
Total	9,537.0		8,753.0		121.0
Land, land rights and buildings
PROPERTY AND EQUIPMENT, NET
Total	16,410.0		16,261.0		208.1
Land lease rights
PROPERTY AND EQUIPMENT, NET
Total			10,046.0
Office furniture and equipment
PROPERTY AND EQUIPMENT, NET
Total	4,843.0		3,585.0		61.4
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Total	1,980.0		1,325.0		25.1
Other equipment
PROPERTY AND EQUIPMENT, NET
Total	3,010.0		519.0		38.2
Assets not yet in use
PROPERTY AND EQUIPMENT, NET
Total	3,778.0		1,435.0		47.9
Leasehold improvements assets not yet in use
PROPERTY AND EQUIPMENT, NET
Total	₽ 98.0		₽ 250.0		$ 1.2